Document And Entity Information	Apr. 06, 2026
Document Information [Line Items]
Entity, Registrant Name	Stablecoin Development Corporation
Document, Type	8-K
Document, Period End Date	Apr. 06, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33678
Entity, Tax Identification Number	68-0454536
Entity, Address, Address Line One	2000 Powell Street, Suite 1150
Entity, Address, City or Town	Emeryville
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	899-8800
Entity, Information, Former Legal or Registered Name	NovaBay Pharmaceuticals, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SDEV
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001389545